Schedule of Error Corrections And Prior Period Adjustments (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2022	Aug. 01, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2023
Additional paid in capital			$ 29,996,963				$ 29,996,963		$ 29,489,055	$ 26,518,433		$ 12,063,940		$ 29,402,533	[1]
Accumulated deficit			(29,195,550)				(29,195,550)		(25,433,304)	(18,840,581)		(13,844,512)		(23,792,804)
Research and development, net of contract expense reimbursements			645,719		$ 839,665		1,231,823	$ 1,761,466	3,517,093	1,047,385
General and administrative			310,038		209,279		634,647	464,633	1,046,854	473,714
Legal and professional			526,877		416,688		1,001,011	784,312	1,328,435	822,727
Net loss from operations			(1,482,634)		(1,465,632)		(2,867,481)	(3,010,411)	(5,892,382)	(2,343,826)
Financing fee								(104,245)	(104,245)	(189,912)
Change in fair value of derivative liabilities			(143,773)		434,275		54,089	1,675,275	2,216,488	(189,000)
Change in fair value of warrant liabilities		$ (146,624)								(398,675)
Loss on extinguishment of debt	$ 1,531,852									(1,795,652)
Net loss									(6,592,723)	(4,996,069)
Dividend on Series A Preferred Stock										(402,064)
Deemed dividend on extinguishment of Series A Preferred Stock										(439,427)
Deemed dividend on modification of equity-classified warrants, as restated										(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated										31,423
Net loss attributable to common stockholders			$ (2,031,215)		$ (2,184,372)		$ (3,762,246)	$ (3,159,468)	$ (6,592,723)	$ (6,747,137)
Net loss per shares - Basic			$ (0.96)		$ (1.23)		$ (1.80)	$ (1.81)	$ (3.53)	$ (5.04)
Net loss per shares - Diluted			$ (0.96)		$ (1.23)		$ (1.80)	$ (1.81)	$ (3.53)	$ (5.04)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs	$ 2,031,250									$ 9,951,356		2,031,249
Common stock issued for cash
Warrants exercised for cash
Warrants issued for financing costs						$ 90,816			$ 90,816	14,662
Common stock issued for conversion of accrued interest
Common stock issued upon conversion of convertible debt and exercise of related warrants										1,199,916
Common stock issued for exercise of warrants with settlement of notes payable										2,153,124
Stock-based compensation			$ 71,162	$ 111,449	$ 49,522	8,333			181,960	237,547
Dividends on Series A preferred stock										(402,064)
Common shares issued for dividends on and conversion of Series A preferred stock										402,064
Reclassification of fair value of warrant liability to equity upon initial public offering										881,553
Net loss			(2,031,215)	$ (1,731,031)	(2,184,372)	(975,097)	$ (3,762,246)	$ (3,159,468)	(6,592,723)	(4,996,069)
Change in fair value of derivative liabilities			143,773		(434,275)		(54,089)	(1,675,275)	(2,216,488)	189,000
Change in fair value of warrant liabilities		$ 146,624								398,675
Amortization of debt discount and finance fees							832,014	1,116,422	2,123,049	377,384
Loss on settlement of convertible debt					$ 415,553		71,315	433,807	477,221	1,795,652
Fair value of freestanding instruments in excess of proceeds										189,912
Gain on interest relief on conversion of notes payable
Stock-based compensation							182,611	57,855	181,960	237,547
Accrued interest payable							20,445	75,511	110,453	18,378
Net cash used in operating activities							(2,638,425)	(2,984,039)	(5,581,147)	(2,666,411)
Proceeds from issuance of common shares and warrants										9,995,513
Proceeds from convertible notes payable								3,935,000	3,935,000	550,715
Proceeds from notes payable and warrants										50,000
Payment for finance costs related to convertible notes payable										(17,363)
Net cash provided by (used in) financing activities							(501,667)	2,904,527	2,570,083	10,578,865
Common stock issued upon conversion of convertible debt										1,199,916
Common stock issued for exercise of warrants with settlement of notes payable										$ 2,153,124
Common shares issued for dividends on and conversion of Series A preferred stock										402,064
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively								90,816	$ 90,816	$ 14,662
Warranst of issuance fees						$ 8,727	$ 0	8,727	8,727	0
Nonrelated Party [Member]
Interest expenses										(428,688)
Previously Reported [Member]
Additional paid in capital									19,543,363	16,572,741		4,150,948		19,456,841	[1]
Accumulated deficit									(15,487,612)	(8,894,889)		(5,795,432)		(13,847,112)
Research and development, net of contract expense reimbursements								1,944,181		1,148,712
General and administrative								281,918		538,796
Legal and professional										866,770
Net loss from operations										(2,554,278)
Financing fee
Change in fair value of derivative liabilities
Change in fair value of warrant liabilities										94,025
Loss on extinguishment of debt
Net loss										(3,028,448)
Dividend on Series A Preferred Stock										(71,009)
Deemed dividend on extinguishment of Series A Preferred Stock
Deemed dividend on modification of equity-classified warrants, as restated
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated
Net loss attributable to common stockholders										$ (3,099,457)
Net loss per shares - Basic										$ (2.32)
Net loss per shares - Diluted										$ (2.32)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs
Common stock issued for cash										10,008,095
Warrants exercised for cash										14,098
Warrants issued for financing costs										412,241
Common stock issued for conversion of accrued interest										588,524
Common stock issued upon conversion of convertible debt and exercise of related warrants
Common stock issued for exercise of warrants with settlement of notes payable										576,476
Stock-based compensation										403,956
Dividends on Series A preferred stock										(71,009)
Common shares issued for dividends on and conversion of Series A preferred stock										402,068
Reclassification of fair value of warrant liability to equity upon initial public offering
Net loss										(3,028,448)
Change in fair value of derivative liabilities
Change in fair value of warrant liabilities										(94,025)
Amortization of debt discount and finance fees										885,505
Loss on settlement of convertible debt
Fair value of freestanding instruments in excess of proceeds
Gain on interest relief on conversion of notes payable										12,625
Stock-based compensation										403,956
Accrued interest payable										(13,177)
Net cash used in operating activities										(2,710,454)
Proceeds from issuance of common shares and warrants										10,022,193
Proceeds from convertible notes payable										600,715
Proceeds from notes payable and warrants
Payment for finance costs related to convertible notes payable
Net cash provided by (used in) financing activities										10,622,908
Common stock issued upon conversion of convertible debt										588,524
Common stock issued for exercise of warrants with settlement of notes payable										$ 576,476
Common shares issued for dividends on and conversion of Series A preferred stock										402,068
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively										$ 412,241
Previously Reported [Member] | Nonrelated Party [Member]
Interest expenses										(917,879)
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional paid in capital									9,945,692	9,945,692	[2]	7,912,992	[3]	9,945,692	[1]
Accumulated deficit									$ (9,945,692)	(9,945,692)	[4]	$ (8,049,080)	[5]	$ (9,945,692)
Research and development, net of contract expense reimbursements								(182,715)		(101,327)
General and administrative								$ 182,715		(65,082)
Legal and professional										(44,043)
Net loss from operations										210,452
Financing fee										(189,912)
Change in fair value of derivative liabilities										(189,000)
Change in fair value of warrant liabilities										(492,700)
Loss on extinguishment of debt										(1,795,652)
Net loss										(1,967,621)
Dividend on Series A Preferred Stock										(331,055)
Deemed dividend on extinguishment of Series A Preferred Stock										(439,427)
Deemed dividend on modification of equity-classified warrants, as restated										(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated										31,423
Net loss attributable to common stockholders										$ (3,647,680)
Net loss per shares - Basic										$ (2.72)
Net loss per shares - Diluted										$ (2.72)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs										$ 9,951,356
Common stock issued for cash										(10,008,095)
Warrants exercised for cash										(14,098)
Warrants issued for financing costs										(397,579)
Common stock issued for conversion of accrued interest										(588,524)
Common stock issued upon conversion of convertible debt and exercise of related warrants										1,199,916
Common stock issued for exercise of warrants with settlement of notes payable										1,576,648
Stock-based compensation										(166,409)
Dividends on Series A preferred stock										(331,055)
Common shares issued for dividends on and conversion of Series A preferred stock										(4)
Reclassification of fair value of warrant liability to equity upon initial public offering										881,553
Net loss										(1,967,621)
Change in fair value of derivative liabilities										189,000
Change in fair value of warrant liabilities										492,700
Amortization of debt discount and finance fees										(508,121)
Loss on settlement of convertible debt										1,795,652
Fair value of freestanding instruments in excess of proceeds										189,912
Gain on interest relief on conversion of notes payable										(12,625)
Stock-based compensation										(166,409)
Accrued interest payable										31,555
Net cash used in operating activities										44,043
Proceeds from issuance of common shares and warrants										(26,680)
Proceeds from convertible notes payable										(50,000)
Proceeds from notes payable and warrants										50,000
Payment for finance costs related to convertible notes payable										(17,363)
Net cash provided by (used in) financing activities										(44,043)
Common stock issued upon conversion of convertible debt										611,392
Common stock issued for exercise of warrants with settlement of notes payable										$ 1,576,648
Common shares issued for dividends on and conversion of Series A preferred stock										(4)
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively										$ (397,579)
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Interest expenses										$ 489,191

[1]	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.
[2]	Adjustments include corrections for stock compensation errors (increase of $7,843,052); recognition of Series A Preferred Stock accrued dividends (decrease of $402,064); correction of issuance cost recognition related to financing transactions (decrease of $174,082); corrections to the Company’s initial classification and recognition of warrants issued in financing transactions (decrease of $416,266), reclassifications of warrants from liability to equity (increase of $881,554); correction in the application of extinguishment accounting upon settlement of debt instruments (increase of $2,213,498).
[3]	Adjustments include adjustment to the carrying value of notes payable, including recognition of day 1 loss (decrease of $7,351); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); and stock compensation adjustments (increase of $8,009,461).
[4]	Adjustments include corrections for stock compensation errors (increase of $8,009,461); adjustment of the estimated Series A Preferred Stock warrant obligation fair value (increase of $240,930); reversal of accrued Series A Preferred Stock dividends (decrease of $402,064); recognition of bifurcated derivatives and recording of loss at issuance (increase of $296,151); correction of issuance cost recognition related to financing transactions (decrease of $166,407); and the aggregate adjustments to 2022 net loss as detailed below (increase of $1,967,621).
[5]	Adjustments include reversal of dividend liability recorded (decrease of $331,059); identification of deferred IPO costs (decrease of ($55,182); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); adjustment to the estimated fair value of warrant liability (increase of $240,930); adjustment to the carrying value of notes payable, including recognition of day 1 loss (increase of $274,048); and stock compensation adjustments (increase of $8,009,461).